Income tax and social contributions - Tax expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Income tax and social contributions
Current	$ (8,979)
Deferred	2,260
Current and deferred income tax and social contribution	$ (6,719)